Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 350,000,000.00
Previously Paid Amount	7,266.95
Total Fee Amount	30,260.22
Total Offset Amount	0.00
Net Fee	$ 22,993.27